FINANCE COSTS, NET	12 Months Ended
Dec. 31, 2017
Disclosure of finance costs, net [Abstract]
FINANCE COSTS, NET
NOTE 24 – FINANCE COSTS, NET

	New Israeli Shekels
	Year ended December 31,
	2015	2016	2017
	In millions
Net foreign exchange rate gains		7	2
Fair value gain from derivative financial instruments, net	2	*	*
CPI linkage income	9	2
Interest income from cash equivalents	1	1	2
Other	1	3	*
Finance income	13	13	4

Interest expenses	136	105	171
CPI linkage expenses			4
Net foreign exchange rate losses	9
Other finance costs	11	13	9
Finance expenses	156	118	184
	143	105	180

 * Representing an amount of less than 1 million